Schedule of Investments (unaudited)
February 29, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
BAE Systems PLC	124,945	$ 1,961,220
CAE, Inc.(a)	4,945	92,330
Curtiss-Wright Corp.	13,665	3,228,630
Dassault Aviation SA	571	112,884
Embraer SA(a)	16,808	82,027
Hexcel Corp.	841	62,621
Kongsberg Gruppen ASA	1,583	100,887
Northrop Grumman Corp.	274	126,319
Saab AB, Class B	18,415	1,451,722
Textron, Inc.	21,066	1,876,349
Thales SA	2,587	383,687
		9,478,676
Air Freight & Logistics — 0.1%
CJ Logistics Corp.(a)	10,044	938,644
Expeditors International of Washington, Inc.	490	58,604
Hyundai Glovis Co. Ltd.(a)	616	88,189
Nippon Express Holdings, Inc.	3,900	206,180
		1,291,617
Automobile Components — 0.1%
HL Mando Co. Ltd.	1,057	26,390
Hyundai Mobis Co. Ltd.	427	77,884
Hyundai Wia Corp.(a)	871	39,413
Koito Manufacturing Co. Ltd.	10,800	136,901
Lear Corp.	3,269	448,997
Valeo SE	4,123	47,580
		777,165
Automobiles — 0.9%
Bayerische Motoren Werke AG	8,428	996,933
BYD Co. Ltd., Class A	170,500	4,503,356
BYD Co. Ltd., Class H	4,500	110,835
Geely Automobile Holdings Ltd.	467,000	508,223
Mercedes-Benz Group AG, Class N	68,341	5,445,746
NIO, Inc., Class A(a)	7,330	41,962
SAIC Motor Corp. Ltd., Class A	76,900	159,400
Tesla, Inc.(a)	12,568	2,537,228
Yadea Group Holdings Ltd.(b)	70,000	109,975
		14,413,658
Banks — 4.3%
ABN AMRO Bank NV, CVA(b)	1,685	27,127
Banco Bilbao Vizcaya Argentaria SA	309,895	3,090,984
Banco Santander SA	84,665	352,840
Bancolombia SA	6,422	53,961
Bank Central Asia Tbk PT	2,000,700	1,258,973
Bank Negara Indonesia Persero Tbk PT	213,300	81,520
Bank of America Corp.	296,799	10,245,501
Bank Polska Kasa Opieki SA	9,895	429,180
Bank Rakyat Indonesia Persero Tbk PT	1,128,600	439,797
Barclays PLC	291,714	609,684
BAWAG Group AG(b)	23,488	1,330,222
Canadian Imperial Bank of Commerce	91,975	4,352,234
China Merchants Bank Co. Ltd., Class H	96,000	371,234
Credit Agricole SA	28,923	392,279
CTBC Financial Holding Co. Ltd.	50,000	46,546
DBS Group Holdings Ltd.	23,900	592,607
DNB Bank ASA	132,616	2,655,466
E.Sun Financial Holding Co. Ltd.	152,491	121,911
Erste Group Bank AG	4,728	189,040
First Financial Holding Co. Ltd.	38,110	32,686
Grupo Financiero Banorte SAB de CV, Class O	20,707	214,186
Security	Shares	Value
Banks (continued)
ING Groep NV	487,903	$ 6,714,451
Intesa Sanpaolo SpA	932,409	2,969,172
JPMorgan Chase & Co.	17,000	3,163,020
KakaoBank Corp.	4,302	92,189
KB Financial Group, Inc.	4,915	234,417
Lloyds Banking Group PLC	44,256	26,167
Mediobanca Banca di Credito Finanziario SpA	35,738	486,826
Mitsubishi UFJ Financial Group, Inc.	477,500	4,905,268
Mizuho Financial Group, Inc.	416,300	7,777,356
NatWest Group PLC	80,619	243,760
Shanghai Commercial & Savings Bank Ltd. (The)	99	141
Société Générale SA	58,801	1,428,021
Standard Chartered PLC	16,097	136,100
Sumitomo Mitsui Financial Group, Inc.	105,000	5,850,029
Swedbank AB, A Shares	157,109	3,455,278
Taiwan Cooperative Financial Holding Co. Ltd.	113,400	93,174
UniCredit SpA	100,320	3,360,181
United Overseas Bank Ltd.	9,600	199,763
		68,023,291
Beverages — 1.4%
Ambev SA	577,155	1,466,369
Budweiser Brewing Co. APAC Ltd.(b)	113,400	182,801
Coca-Cola Co. (The)	146,815	8,811,836
Coca-Cola Femsa SAB de CV	27,398	266,935
Kirin Holdings Co. Ltd.	95,600	1,329,045
Kweichow Moutai Co. Ltd., Class A	800	187,671
Molson Coors Beverage Co., Class B	8,550	533,691
PepsiCo, Inc.	50,443	8,340,246
Pernod Ricard SA	7,608	1,271,554
		22,390,148
Biotechnology — 1.0%
3SBio, Inc.(b)	295,000	194,637
AbbVie, Inc.	26,155	4,604,588
Alkermes PLC(a)	902	26,780
Amgen, Inc.	8,775	2,402,858
BeiGene Ltd.(a)	2,500	32,187
Celltrion, Inc.	458	61,938
CSL Ltd.	3,974	739,817
Exact Sciences Corp.(a)	1,850	106,430
Genmab A/S(a)	2,566	712,887
Gilead Sciences, Inc.	22,756	1,640,708
Hugel, Inc.(a)	551	75,961
Incyte Corp.(a)	10,154	592,587
Innovent Biologics, Inc.(a)(b)	59,500	320,866
Neurocrine Biosciences, Inc.(a)	4,758	620,443
Regeneron Pharmaceuticals, Inc.(a)	952	919,718
Vertex Pharmaceuticals, Inc.(a)	4,508	1,896,696
		14,949,101
Broadline Retail — 2.3%
Alibaba Group Holding Ltd.	321,300	2,953,930
Amazon.com, Inc.(a)	163,818	28,956,470
eBay, Inc.	83,349	3,940,741
JD.com, Inc., Class A	66,600	751,640
momo.com, Inc.	2,200	30,995
Pan Pacific International Holdings Corp.	2,100	49,507
Poya International Co. Ltd.	3,040	47,270
Shinsegae, Inc.	720	94,583
Woolworths Holdings Ltd.	7,666	25,648
		36,850,784

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products — 0.1%
Lennox International, Inc.	489	$ 230,422
Owens Corning	11,185	1,675,289
		1,905,711
Capital Markets — 1.1%
Franklin Resources, Inc.	1,346	36,948
Guosen Securities Co. Ltd., Class A	65,600	78,384
Guotai Junan Securities Co. Ltd., Class A	63,300	132,422
Haitong Securities Co. Ltd., Class A	210,400	266,530
Haitong Securities Co. Ltd., Class H	34,400	17,076
Huatai Securities Co. Ltd., Class A	385,700	776,705
Industrial Securities Co. Ltd., Class A	34,200	27,546
Invesco Ltd.	33,575	517,391
Macquarie Group Ltd.	34,235	4,347,144
Moody’s Corp.	19,296	7,321,288
MSCI, Inc., Class A	1,188	666,432
Nasdaq, Inc.	3,514	197,487
S&P Global, Inc.	7,491	3,208,995
		17,594,348
Chemicals — 0.5%
Asahi Kasei Corp.	4,400	30,615
Hanwha Solutions Corp.	10,347	216,058
Johnson Matthey PLC	1,135	22,124
KCC Corp.	1,221	243,750
Kolon Industries, Inc.	826	24,091
LG Chem Ltd.	5,869	2,004,593
Novozymes A/S, B Shares	58,842	3,319,154
Nutrien Ltd.	9,187	479,540
Orica Ltd.	18,792	209,417
PPG Industries, Inc.	4,988	706,301
RPM International, Inc.	5,564	641,807
Sinopec Shanghai Petrochemical Co. Ltd., Class A(a)	114,000	43,824
		7,941,274
Commercial Services & Supplies — 0.1%
Brambles Ltd.	1,926	18,912
Tetra Tech, Inc.	11,938	2,116,846
		2,135,758
Communications Equipment — 0.0%
Accton Technology Corp.	9,000	148,108
BYD Electronic International Co. Ltd.	6,500	24,543
Ciena Corp.(a)	2,335	133,048
Sercomm Corp.	22,000	94,401
Wistron NeWeb Corp.	4,146	20,151
ZTE Corp., Class H	82,200	185,154
		605,405
Construction & Engineering — 0.9%
AECOM	72,938	6,479,083
Daewoo Engineering & Construction Co. Ltd.(a)	33,024	98,812
Eiffage SA	7,671	835,357
EMCOR Group, Inc.	8,295	2,600,648
Hyundai Engineering & Construction Co. Ltd.(a)	2,055	53,603
JGC Holdings Corp.	15,900	144,832
Stantec, Inc.	29,537	2,466,295
Worley Ltd.	52,740	574,488
WSP Global, Inc.	1,080	171,428
		13,424,546
Construction Materials — 0.0%
James Hardie Industries PLC(a)	5,623	222,420
Security	Shares	Value
Consumer Finance — 0.7%
American Express Co.	40,762	$ 8,943,998
Synchrony Financial	39,707	1,639,899
		10,583,897
Consumer Staples Distribution & Retail — 0.9%
Aeon Co. Ltd.	9,400	224,443
Cia Brasileira de Distribuicao(a)	178,243	145,575
Costco Wholesale Corp.	15,547	11,565,258
Empire Co. Ltd., Class A	7,074	179,254
Marks & Spencer Group PLC	74,188	222,360
Tesco PLC	567,893	2,002,979
Tsuruha Holdings, Inc.	5,400	407,535
		14,747,404
Containers & Packaging — 0.0%
AptarGroup, Inc.	2,482	348,622
Diversified Consumer Services — 0.1%
Cogna Educacao SA(a)	1,585,225	809,976
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG, Registered Shares	92,544	2,199,678
Singapore Telecommunications Ltd.	58,400	101,926
Telefonica Brasil SA	3,747	41,140
Telkom Indonesia Persero Tbk PT	1,196,400	304,974
		2,647,718
Electric Utilities — 0.6%
Acciona SA	3,279	367,329
CPFL Energia SA	40,470	288,112
Edison International	4,890	332,618
Enel SpA	1,209,017	7,693,040
Energisa SA	17,912	181,963
Energisa SA	1,772	5,849
Iberdrola SA	2,026	23,269
Orsted AS(b)	3,430	192,086
Verbund AG	1,400	101,346
		9,185,612
Electrical Equipment — 0.7%
ABB Ltd., Registered Shares	178,753	8,248,081
Acuity Brands, Inc.	2,525	634,381
Goldwind Science & Technology Co. Ltd., Class A	438,000	464,009
Goneo Group Co. Ltd., Class A	2,100	29,686
Legrand SA	2,386	241,657
LS Electric Co. Ltd.	1,569	75,656
Nordex SE(a)	4,740	53,966
Shanghai Electric Group Co. Ltd., Class A(a)	103,800	61,011
Signify NV(b)	12,746	342,528
Vestas Wind Systems A/S(a)	13,881	386,836
Voltronic Power Technology Corp.	1,000	50,821
		10,588,632
Electronic Equipment, Instruments & Components — 0.6%
Chroma ATE, Inc.	28,000	206,687
Delta Electronics, Inc.	77,000	717,537
Primax Electronics Ltd.	41,000	94,469
Samsung SDI Co. Ltd.	805	228,693
Spectris PLC	9,416	416,128
TE Connectivity Ltd.	50,535	7,254,805
Tripod Technology Corp.	6,000	39,558
		8,957,877
Energy Equipment & Services — 0.0%
Baker Hughes Co., Class A	2,134	63,145
Schlumberger NV	13,393	647,284
		710,429

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 0.4%
Bilibili, Inc., Class Z(a)	17,000	$ 164,853
CJ ENM Co. Ltd.(a)	633	37,790
NCSoft Corp.	611	89,115
NetEase, Inc.	3,000	65,168
Netflix, Inc.(a)	5,450	3,285,914
Nintendo Co. Ltd.	3,400	189,993
Spotify Technology SA(a)	11,100	2,846,151
Studio Dragon Corp.(a)	800	27,222
		6,706,206
Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B(a)	12,665	5,185,051
Block, Inc., Class A(a)	69,096	5,491,059
Chailease Holding Co. Ltd.	13,260	73,313
Cielo SA	335,817	359,386
FirstRand Ltd.	49,744	168,289
Groupe Bruxelles Lambert NV	17,982	1,352,388
Investor AB, B Shares	45,380	1,141,728
Mastercard, Inc., Class A	26,807	12,726,891
Sofina SA	987	225,904
Visa, Inc., Class A	10,197	2,882,080
Worldline SA(a)(b)	3,307	38,070
		29,644,159
Food Products — 1.0%
BRF SA(a)	73,871	225,279
Bunge Global SA	6,552	618,312
China Mengniu Dairy Co. Ltd.	45,000	112,515
General Mills, Inc.	72,373	4,644,899
Marfrig Global Foods SA(a)	129,529	254,832
MEIJI Holdings Co. Ltd.	2,600	58,512
Nestlé SA, Registered Shares	95,063	9,859,669
Nisshin Seifun Group, Inc.	4,100	56,694
Tingyi Cayman Islands Holding Corp.	66,000	73,396
Uni-President China Holdings Ltd.	131,000	78,639
		15,982,747
Gas Utilities — 0.1%
ENN Energy Holdings Ltd.	8,400	68,206
UGI Corp.	83,935	2,054,729
		2,122,935
Ground Transportation — 0.1%
Central Japan Railway Co.	7,400	186,109
Grab Holdings Ltd., Class A(a)	10,155	31,176
Localiza Rent a Car SA	43,150	458,747
Old Dominion Freight Line, Inc.	68	30,089
Ryder System, Inc.	1,633	186,325
Uber Technologies, Inc.(a)	1,850	147,075
		1,039,521
Health Care Equipment & Supplies — 1.1%
Cochlear Ltd.	2,619	597,010
Dexcom, Inc.(a)	631	72,609
Edwards Lifesciences Corp.(a)	24,874	2,111,056
Hologic, Inc.(a)	2,242	165,460
IDEXX Laboratories, Inc.(a)	652	375,050
Intuitive Surgical, Inc.(a)	10,445	4,027,592
Medtronic PLC	98,014	8,170,447
Stryker Corp.	3,061	1,068,503
		16,587,727
Health Care Providers & Services — 1.0%
Cardinal Health, Inc.	18,661	2,089,659
Cencora, Inc.	387	91,177
Cigna Group (The)	1,546	519,672
Security	Shares	Value
Health Care Providers & Services (continued)
Elevance Health, Inc.	11,991	$ 6,010,489
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	31,500	79,131
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	55,700	89,571
Sinopharm Group Co. Ltd., Class H	64,000	179,100
UnitedHealth Group, Inc.	13,919	6,870,418
		15,929,217
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	674	151,994
Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	17	202
Hotels, Restaurants & Leisure — 1.3%
Aristocrat Leisure Ltd.	48,246	1,465,879
Booking Holdings, Inc.(a)	2,486	8,623,511
Jiumaojiu International Holdings Ltd.(b)	40,000	27,764
MakeMyTrip Ltd.(a)(c)	25,010	1,542,867
McDonald’s Corp.	14,660	4,284,825
Meituan, Class B(a)(b)	230,470	2,339,770
MGM Resorts International(a)	2,718	117,635
Oriental Land Co. Ltd.	7,700	275,970
Trip.com Group Ltd.(a)	14,131	641,410
Yum China Holdings, Inc.	2,812	120,607
Yum! Brands, Inc.	1,222	169,149
		19,609,387
Household Durables — 0.5%
Barratt Developments PLC	60,979	359,783
DR Horton, Inc.	4,212	629,441
Gree Electric Appliances, Inc. of Zhuhai, Class A	181,900	984,388
KB Home	2,196	145,880
Lennar Corp., Class A	6,476	1,026,511
Nikon Corp.	13,500	133,656
Panasonic Holdings Corp.	417,800	3,949,727
PulteGroup, Inc.	547	59,284
Sekisui House Ltd.	18,000	400,962
Taylor Morrison Home Corp., Class A(a)	4,719	267,143
Toll Brothers, Inc.	884	101,342
		8,058,117
Household Products — 1.0%
Colgate-Palmolive Co.	91,020	7,875,050
Kimberly-Clark Corp.	23,230	2,814,779
Procter & Gamble Co. (The)	29,757	4,729,578
		15,419,407
Independent Power and Renewable Electricity Producers — 0.1%
CECEP Solar Energy Co. Ltd., Class A	607,200	457,449
China Datang Corp. Renewable Power Co. Ltd., Class H	58,000	13,171
Drax Group PLC	47,725	280,553
ReNew Energy Global PLC, Class A(a)(c)	28,001	182,006
		933,179
Industrial Conglomerates — 1.8%
3M Co.	65,983	6,078,354
Doosan Co. Ltd.(a)	717	49,106
General Electric Co.	19,280	3,024,839
Honeywell International, Inc.	41,717	8,290,420
Siemens AG, Registered Shares	48,769	9,654,748
Smiths Group PLC	73,416	1,494,708
		28,592,175

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs — 0.1%
Prologis, Inc.	6,148	$ 819,344
Segro PLC	104,327	1,115,829
Tritax Big Box REIT PLC	26,791	49,691
		1,984,864
Insurance — 1.4%
AIA Group Ltd.	618,400	4,985,038
Aon PLC, Class A	1,643	519,172
Arch Capital Group Ltd.(a)	597	52,291
AXA SA	22,042	784,738
Cathay Financial Holding Co. Ltd.	26,019	37,125
Direct Line Insurance Group PLC(a)	29,862	76,236
Hyundai Marine & Fire Insurance Co. Ltd.(a)	1,452	34,342
Manulife Financial Corp.	53,997	1,281,541
Marsh & McLennan Cos., Inc.	1,609	325,452
MetLife, Inc.	76,796	5,355,753
NN Group NV	69,735	3,112,114
Ping An Insurance Group Co. of China Ltd., H Shares	234,000	1,040,638
Reinsurance Group of America, Inc.	1,028	181,802
Travelers Cos., Inc. (The)	16,754	3,701,964
		21,488,206
Interactive Media & Services — 2.9%
AfreecaTV Co. Ltd.	1,263	122,195
Alphabet, Inc., Class A(a)	95,781	13,261,837
Alphabet, Inc., Class C, NVS(a)	86,203	12,049,455
Auto Trader Group PLC(b)	179,378	1,679,664
Baidu, Inc., Class A(a)	60,550	766,163
JOYY, Inc., ADR	3,231	101,777
Kuaishou Technology(a)(b)	43,500	245,641
Meta Platforms, Inc., Class A	23,569	11,551,874
NAVER Corp.	283	41,553
Rightmove PLC	9,517	68,301
Scout24 SE(b)	2,473	179,824
Tencent Holdings Ltd.	142,800	5,002,375
		45,070,659
IT Services — 0.6%
Accenture PLC, Class A	3,896	1,460,143
Amdocs Ltd.	1,646	150,115
CGI, Inc.(a)	1,212	139,155
DHC Software Co. Ltd., Class A	25,700	20,554
GoDaddy, Inc., Class A(a)	6,469	738,436
Kingsoft Cloud Holdings Ltd.(a)	108,000	21,163
Nomura Research Institute Ltd.	4,700	132,070
Otsuka Corp.	1,400	61,560
Shopify, Inc., Class A(a)	26,781	2,046,142
VeriSign, Inc.(a)	17,936	3,502,722
Wix.com Ltd.(a)	11,890	1,666,740
		9,938,800
Leisure Products — 0.1%
Sega Sammy Holdings, Inc.	73,800	926,492
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	53,399	7,334,887
Pharmaron Beijing Co. Ltd., Class H(b)	4,275	5,709
WuXi AppTec Co. Ltd., H Shares(b)	7,200	44,385
		7,384,981
Machinery — 0.7%
Amada Co. Ltd.	194,600	2,163,594
Doosan Bobcat, Inc.	831	29,339
Flowserve Corp.	894	37,834
Graco, Inc.	11,034	1,006,963
Security	Shares	Value
Machinery (continued)
Hyundai Construction Equipment Co. Ltd.	1,451	$ 58,759
Komatsu Ltd.	1,800	52,251
Oshkosh Corp.	11,540	1,279,324
Otis Worldwide Corp.	50,169	4,781,106
Wartsila Oyj Abp	68,755	1,064,382
Weir Group PLC (The)	2,452	56,874
Yutong Bus Co. Ltd., Class A	20,600	53,369
		10,583,795
Marine Transportation — 0.4%
Kuehne + Nagel International AG, Registered Shares	19,381	6,525,310
Wisdom Marine Lines Co. Ltd.	45,000	87,350
		6,612,660
Media — 0.2%
Cheil Worldwide, Inc.	2,447	33,995
Fox Corp., Class A, NVS	51,200	1,525,248
Fox Corp., Class B	33,200	909,016
Informa PLC	4,169	42,744
MultiChoice Group(a)	4,584	24,954
Paramount Global, Class B, NVS	61,015	673,606
		3,209,563
Metals & Mining — 0.8%
Aluminum Corp. of China Ltd., Class H	134,000	66,771
Anglo American PLC	26,483	570,628
Anglo American PLC	33,910	739,458
ArcelorMittal SA	168,991	4,408,199
Cia Brasileira de Aluminio	118,708	95,280
CMOC Group Ltd., Class A	81,200	69,116
CMOC Group Ltd., Class H	531,000	327,578
Constellium SE, Class A(a)	991	19,216
Jiangxi Copper Co. Ltd., Class H	26,000	38,587
Norsk Hydro ASA	37,247	191,180
Rio Tinto PLC	5,076	325,627
Southern Copper Corp.	4,322	349,477
Wheaton Precious Metals Corp.	128,852	5,310,166
		12,511,283
Multi-Utilities — 0.3%
A2A SpA	408,009	741,597
Centrica PLC	377,397	600,465
E.ON SE, Class N	1,669	21,312
Engie SA	200,020	3,209,600
		4,572,974
Oil, Gas & Consumable Fuels — 2.8%
Aker BP ASA	797	19,346
Ampol Ltd.	2,497	64,010
BP PLC	131,860	766,116
Chevron Corp.	29,347	4,461,038
China Petroleum & Chemical Corp., Class H	330,000	181,815
ConocoPhillips	78,210	8,801,753
Cosan SA	27,237	93,089
Crescent Point Energy Corp.	29,707	216,485
Enbridge, Inc.	124,029	4,263,311
ENEOS Holdings, Inc.	330,800	1,427,266
EOG Resources, Inc.	14,816	1,695,839
Equinor ASA	38,877	957,882
Exxon Mobil Corp.	81,205	8,487,547
Inpex Corp.	1,400	18,660
Keyera Corp.	26,787	659,041
Marathon Petroleum Corp.	21,999	3,722,891
Parkland Corp.	10,912	349,033

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Repsol SA	9,779	$ 155,340
Shell PLC	2,376	73,489
Ultrapar Participacoes SA	97,860	577,581
Valero Energy Corp.	53,308	7,540,950
		44,532,482
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	364	26,925
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	2,248	84,053
ANA Holdings, Inc.(a)	28,500	621,364
Delta Air Lines, Inc.	40,521	1,712,823
Deutsche Lufthansa AG, Registered Shares(a)	31,100	241,859
easyJet PLC	9,875	68,036
Singapore Airlines Ltd.	253,500	1,220,157
		3,948,292
Personal Care Products — 0.2%
AMOREPACIFIC Group	4,557	91,392
LG H&H Co. Ltd.	174	41,792
Natura & Co. Holding SA(a)	200,135	654,623
Unilever PLC	32,710	1,597,369
		2,385,176
Pharmaceuticals — 3.5%
Astellas Pharma, Inc.	268,500	2,934,371
AstraZeneca PLC	5,511	694,681
Bristol-Myers Squibb Co.	84,066	4,266,350
China Medical System Holdings Ltd.	15,000	24,658
Daiichi Sankyo Co. Ltd.	42,800	1,409,571
Eli Lilly & Co.	10,712	8,073,420
GSK PLC	82,558	1,726,986
Johnson & Johnson	68,767	11,097,619
Merck & Co., Inc.	57,821	7,351,940
Novartis AG, Registered Shares	43,374	4,376,331
Novo Nordisk A/S, Class B	100,888	12,042,565
Otsuka Holdings Co. Ltd.	38,900	1,578,427
Sino Biopharmaceutical Ltd.	93,000	36,964
		55,613,883
Professional Services — 0.3%
Automatic Data Processing, Inc.	237	59,518
ExlService Holdings, Inc.(a)	1,119	34,823
Experian PLC	58,108	2,488,508
Genpact Ltd.	35,952	1,222,368
Leidos Holdings, Inc.	190	24,294
Recruit Holdings Co. Ltd.	35,300	1,423,855
		5,253,366
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(a)	1,936	177,899
China Resources Land Ltd.	40,000	122,174
FirstService Corp.	1,827	300,661
Greentown China Holdings Ltd.	47,000	37,581
Jones Lang LaSalle, Inc.(a)	647	123,085
Mitsubishi Estate Co. Ltd.	25,700	393,376
Mitsui Fudosan Co. Ltd.	200,700	5,448,378
Nomura Real Estate Holdings, Inc.	28,000	697,002
Shenzhen Overseas Chinese Town Co. Ltd., Class A(a)	395,600	168,196
Wharf Real Estate Investment Co. Ltd.	28,000	93,244
Zillow Group, Inc., Class C, NVS(a)	16,403	921,028
		8,482,624
Security	Shares	Value
Residential REITs — 0.0%
Camden Property Trust	7,506	$ 709,167
Retail REITs — 0.0%
Brixmor Property Group, Inc.	23,769	537,417
Klepierre SA	3,112	79,055
		616,472
Semiconductors & Semiconductor Equipment — 4.9%
Applied Materials, Inc.	47,860	9,649,533
ASE Technology Holding Co. Ltd.	137,000	604,806
ASML Holding NV	430	408,071
ASPEED Technology, Inc.	3,000	259,839
Broadcom, Inc.	1,703	2,214,735
Cirrus Logic, Inc.(a)	5,378	493,808
Elan Microelectronics Corp.	68,000	357,220
King Yuan Electronics Co. Ltd.	42,000	118,269
KLA Corp.	2,963	2,021,655
Lam Research Corp.	1,409	1,321,994
MediaTek, Inc.	106,000	3,825,150
Micron Technology, Inc.	1,170	106,014
NVIDIA Corp.	41,761	33,037,962
Parade Technologies Ltd.	2,000	64,335
Phison Electronics Corp.	43,000	855,296
QUALCOMM, Inc.	62,218	9,817,378
Realtek Semiconductor Corp.	19,000	342,438
Silergy Corp.	4,000	52,780
Sino-American Silicon Products, Inc.	40,000	235,044
Taiwan Semiconductor Manufacturing Co. Ltd.	320,000	7,012,647
Tokyo Electron Ltd.	11,000	2,729,198
United Microelectronics Corp.	306,000	471,800
Win Semiconductors Corp.	11,000	52,928
WONIK IPS Co. Ltd.(a)	2,303	56,899
		76,109,799
Software — 5.4%
Adobe, Inc.(a)	11,102	6,220,229
Beijing Shiji Information Technology Co. Ltd., Class A(a)	92,200	103,176
Box, Inc., Class A(a)	9,776	252,123
Cadence Design Systems, Inc.(a)	27,318	8,315,053
Fortinet, Inc.(a)	291	20,111
Guidewire Software, Inc.(a)	3,940	470,200
InterDigital, Inc.	2	214
Kingdee International Software Group Co. Ltd.(a)	66,000	70,969
Manhattan Associates, Inc.(a)	24,423	6,187,079
Microsoft Corp.	110,919	45,880,535
NavInfo Co. Ltd., Class A(a)	109,700	111,756
Nice Ltd.(a)	491	120,126
Nutanix, Inc., Class A(a)	21,059	1,330,086
Salesforce, Inc.(a)	4,771	1,473,380
Sangfor Technologies, Inc., Class A(a)	4,500	39,597
SAP SE	51,278	9,609,159
ServiceNow, Inc.(a)	2,317	1,787,195
Splunk, Inc.(a)	2,141	334,467
Synopsys, Inc.(a)	38	21,802
Teradata Corp.(a)	10,928	411,111
TOTVS SA	20,782	129,556
Workday, Inc., Class A(a)	5,502	1,621,219
Workiva, Inc., Class A(a)	944	81,297
		84,590,440
Specialized REITs — 0.1%
American Tower Corp.	3,959	787,287

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Equinix, Inc.	964	$ 856,822
SBA Communications Corp.	268	56,074
		1,700,183
Specialty Retail — 1.1%
Best Buy Co., Inc.	81,672	6,605,631
Home Depot, Inc. (The)	13,992	5,325,495
Industria de Diseno Textil SA	121,575	5,408,643
TJX Cos., Inc. (The)	432	42,829
Topsports International Holdings Ltd.(b)	66,000	44,664
		17,427,262
Technology Hardware, Storage & Peripherals — 3.5%
Advantech Co. Ltd.	3,499	43,185
Apple Inc.	245,641	44,399,611
Chicony Electronics Co. Ltd.	33,000	195,898
Dell Technologies, Inc., Class C	12,763	1,208,146
Hewlett Packard Enterprise Co.	137,202	2,089,586
HP, Inc.	256,044	7,253,726
Lenovo Group Ltd.	200,000	220,946
Lite-On Technology Corp.	25,000	86,741
		55,497,839
Textiles, Apparel & Luxury Goods — 0.5%
ANTA Sports Products Ltd.	36,400	354,866
Bosideng International Holdings Ltd.	50,000	25,149
Deckers Outdoor Corp.(a)	1,591	1,424,884
Hermes International SCA	1,613	4,036,278
Li Ning Co. Ltd.	25,500	63,090
Lululemon Athletica, Inc.(a)	2,081	972,014
Makalot Industrial Co. Ltd.	40,000	470,786
Pandora A/S	525	84,903
		7,431,970
Trading Companies & Distributors — 0.1%
Marubeni Corp.	35,200	583,334
Mitsubishi Corp.	13,000	278,844
Mitsui & Co. Ltd.	2,900	127,375
Sumitomo Corp.	13,100	307,535
		1,297,088
Transportation Infrastructure — 0.1%
Beijing Capital International Airport Co. Ltd., Class H(a)	96,000	30,958
CCR SA	163,967	453,201
EcoRodovias Infraestrutura e Logistica SA	133,591	247,236
Flughafen Zurich AG, Registered Shares	3,106	655,213
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	6,914	59,922
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,313	34,198
Taiwan High Speed Rail Corp.	21,000	20,068
		1,500,796
Water Utilities — 0.1%
United Utilities Group PLC	65,497	847,784
Wireless Telecommunication Services — 0.2%
Far EasTone Telecommunications Co. Ltd.	18,000	44,845
MTN Group Ltd.	79,068	344,222
SK Telecom Co. Ltd.	11,191	442,988
SoftBank Corp.	38,800	510,355
SoftBank Group Corp.	13,400	793,719
Tele2 AB, B Shares	26,573	222,878
Security	Shares	Value
Wireless Telecommunication Services (continued)
TIM SA	5,606	$ 20,434
Vodafone Group PLC	1,424,740	1,251,505
		3,630,946
Total Common Stocks — 59.1% (Cost: $687,248,120)		927,247,813
		Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	USD	40	40,378
Rolls-Royce PLC, 5.75%, 10/15/27(b)		275	273,651
			314,029
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 4.45%, 04/01/30		120	118,118
Automobiles — 0.1%
Honda Motor Co. Ltd., 2.53%, 03/10/27		1,000	933,948
Banks — 2.9%
Banco Bilbao Vizcaya Argentaria SA, 6.14%, 09/14/28		1,800	1,826,869
Banco Santander SA
4.18%, 03/24/28		1,000	957,470
5.59%, 08/08/28		1,800	1,815,954
6.61%, 11/07/28		1,600	1,681,099
3.23%, 11/22/32		600	496,324
6.92%, 08/08/33		800	830,730
Bank of America Corp.
2.55%, 02/04/28		1,150	1,064,258
4.38%, 04/27/28		1,260	1,224,932
2.09%, 06/14/29		1,200	1,054,536
3.19%, 07/23/30		370	333,084
2.50%, 02/13/31		150	127,875
Bank of Montreal, 5.20%, 02/01/28		1,180	1,184,599
Citigroup, Inc.
2.67%, 01/29/31		1,550	1,329,800
3.79%, 03/17/33		1,570	1,389,189
6.17%, 05/25/34		45	45,337
5.83%, 02/13/35		830	812,048
Series VAR, 3.07%, 02/24/28		1,650	1,545,535
Fifth Third Bancorp, 6.34%, 07/27/29		90	92,355
HSBC Holdings PLC
1.59%, 05/24/27		2,280	2,087,427
2.25%, 11/22/27		2,250	2,061,101
ING Groep NV, 4.02%, 03/28/28		1,710	1,641,947
JPMorgan Chase & Co.
4.85%, 07/25/28		1,835	1,814,665
5.01%, 01/23/30		675	667,810
5.72%, 09/14/33		2,320	2,349,070
5.35%, 06/01/34		1,240	1,234,507
Lloyds Banking Group PLC, 3.75%, 01/11/27		1,000	959,594
Mitsubishi UFJ Financial Group, Inc., 2.34%, 01/19/28		1,250	1,153,864
Mizuho Financial Group, Inc., 1.55%, 07/09/27		1,850	1,697,106
Royal Bank of Canada, 5.20%, 08/01/28		1,460	1,469,333
Santander Holdings U.S.A., Inc.
6.50%, 03/09/29		2,670	2,710,805
6.57%, 06/12/29		890	905,559
7.66%, 11/09/31		1,270	1,357,002
Santander UK Group Holdings PLC, 6.53%, 01/10/29		880	902,365

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
5.71%, 01/13/30	USD	700	$ 717,859
5.85%, 07/13/30		1,410	1,452,135
Toronto-Dominion Bank. (The), Series FXD, 1.95%, 01/12/27		1,310	1,205,643
Truist Financial Corp., 5.71%, 01/24/35		225	222,757
U.S. Bancorp, 5.68%, 01/23/35		130	129,698
UBS AG, 5.65%, 09/11/28		200	203,799
UniCredit SpA, 7.30%, 04/02/34(b)		693	707,264
			45,463,304
Beverages — 0.7%
Coca-Cola Co. (The)
3.00%, 03/05/51		5,180	3,649,967
2.50%, 03/15/51		770	481,920
Diageo Capital PLC
2.00%, 04/29/30		1,820	1,535,025
2.13%, 04/29/32		960	776,968
5.50%, 01/24/33		3,930	4,038,770
			10,482,650
Biotechnology — 0.3%
Amgen, Inc., 2.20%, 02/21/27		650	599,410
Gilead Sciences, Inc.
5.25%, 10/15/33		570	576,642
5.55%, 10/15/53		720	733,912
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30		4,180	3,381,329
			5,291,293
Broadline Retail — 0.0%
Macy’s Retail Holdings LLC, 5.88%, 04/01/29(b)		307	295,663
Building Products — 0.4%
Builders FirstSource, Inc., 6.38%, 03/01/34(b)		150	149,650
Carrier Global Corp.
3.38%, 04/05/40		1,040	802,599
6.20%, 03/15/54		70	76,404
Eco Material Technologies, Inc., 7.88%, 01/31/27(b)		100	99,777
Fortune Brands Innovations, Inc.
4.00%, 03/25/32		1,350	1,225,595
5.88%, 06/01/33		2,080	2,111,832
Owens Corning
3.40%, 08/15/26		350	334,335
4.30%, 07/15/47		1,430	1,172,961
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)		170	180,163
			6,153,316
Capital Markets — 1.4%
Ares Capital Corp.
7.00%, 01/15/27		930	948,527
2.88%, 06/15/27		520	472,386
Bank of New York Mellon Corp. (The), 4.71%, 02/01/34		630	603,835
Blackstone Private Credit Fund, 2.63%, 12/15/26		130	117,435
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 08/15/30(b)		5	4,148
Credit Suisse AG, 1.25%, 08/07/26		430	389,863
Deutsche Bank AG
5.71%, 02/08/28		260	258,200
6.82%, 11/20/29		190	196,486
FactSet Research Systems, Inc., 2.90%, 03/01/27		3,000	2,795,702
Freedom Mortgage Corp.
12.00%, 10/01/28(b)		55	59,584
12.25%, 10/01/30(b)		90	99,021
Security		Par (000)	Value
Capital Markets (continued)
Frontier Communications Holdings LLC
6.75%, 05/01/29(b)	USD	340	$ 305,250
8.63%, 03/15/31(b)		289	292,873
FS KKR Capital Corp.
2.63%, 01/15/27		445	402,634
3.13%, 10/12/28		1,130	976,067
Goldman Sachs Group, Inc. (The)
2.64%, 02/24/28		2,400	2,222,723
2.60%, 02/07/30		1,220	1,059,492
2.38%, 07/21/32		1,290	1,049,781
Main Street Capital Corp., 6.95%, 03/01/29		265	265,984
Morgan Stanley
3.63%, 01/20/27		900	867,739
2.48%, 01/21/28		950	878,841
5.16%, 04/20/29		980	974,395
1.79%, 02/13/32		2,060	1,631,046
4.89%, 07/20/33		2,585	2,483,016
5.25%, 04/21/34		1,245	1,222,009
S&P Global, Inc., 2.45%, 03/01/27		1,000	932,253
StoneX Group, Inc., 7.88%, 03/01/31(b)		130	131,657
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)		207	193,217
			21,834,164
Chemicals — 0.0%
Chemours Co. (The), 5.75%, 11/15/28(b)		120	105,246
Ecolab, Inc., 2.70%, 12/15/51		760	481,975
			587,221
Commercial Services & Supplies — 0.0%
Steelcase, Inc., 5.13%, 01/18/29		107	100,724
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.30%, 02/26/54		325	328,950
Motorola Solutions, Inc.
2.30%, 11/15/30		600	494,543
2.75%, 05/24/31		1,990	1,661,581
5.60%, 06/01/32		1,250	1,253,179
			3,738,253
Construction & Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/01/30		4,150	3,596,749
Consumer Finance — 0.8%
Ally Financial, Inc., 6.85%, 01/03/30		460	470,132
American Express Co.
2.55%, 03/04/27		700	649,672
5.28%, 07/27/29		1,020	1,025,212
5.04%, 05/01/34		450	441,660
5.63%, 07/28/34		160	161,246
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)		140	143,185
Brookfield Finance, Inc., 5.97%, 03/04/54		745	750,850
Burford Capital Global Finance LLC
6.88%, 04/15/30(b)		35	33,575
9.25%, 07/01/31(b)		15	15,750
Capital One Financial Corp.
7.62%, 10/30/31		3,250	3,556,613
5.82%, 02/01/34		1,310	1,295,282
Credit Acceptance Corp., 9.25%, 12/15/28(b)		145	153,388
Discover Financial Services, 4.10%, 02/09/27		10	9,591
GGAM Finance Ltd., 8.00%, 02/15/27(b)		85	87,123
goeasy Ltd.
9.25%, 12/01/28(b)		80	84,886
7.63%, 07/01/29(b)		120	119,964

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
OneMain Finance Corp.
7.13%, 03/15/26	USD	169	$ 171,745
6.63%, 01/15/28		174	173,012
9.00%, 01/15/29		647	679,505
Synchrony Financial, 2.88%, 10/28/31		2,180	1,711,308
			11,733,699
Containers & Packaging — 0.0%
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26(b)		227	230,023
9.25%, 04/15/27(b)		62	60,291
			290,314
Diversified REITs — 0.6%
American Tower Corp.
1.45%, 09/15/26		425	386,298
5.80%, 11/15/28		25	25,480
5.65%, 03/15/33		1,200	1,207,787
Crown Castle, Inc., 5.80%, 03/01/34		1,685	1,707,712
Digital Realty Trust LP, 5.55%, 01/15/28		2,860	2,888,694
Equinix, Inc., 1.45%, 05/15/26		1,000	920,143
Iron Mountain, Inc.
7.00%, 02/15/29(b)		331	335,992
5.25%, 07/15/30(b)		700	655,046
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 02/15/28(b)		462	478,215
6.50%, 02/15/29(b)		168	129,348
			8,734,715
Diversified Telecommunication Services — 0.0%
Consolidated Communications, Inc., 6.50%, 10/01/28(b)		34	29,155
Koninklijke KPN NV, 8.38%, 10/01/30		450	523,733
Level 3 Financing, Inc., 10.50%, 05/15/30		130	133,250
Level 3 New Money TSA, 11.00%, 11/15/29(d)		29	29,612
			715,750
Electric Utilities — 0.7%
Avangrid, Inc.
3.20%, 04/15/25		2,180	2,120,552
3.80%, 06/01/29		500	466,476
Commonwealth Edison Co., 4.90%, 02/01/33		1,590	1,564,339
Eversource Energy
2.90%, 03/01/27		1,000	935,140
3.38%, 03/01/32		750	644,360
Series U, 1.40%, 08/15/26		200	181,866
Exelon Corp.
2.75%, 03/15/27		550	511,625
3.35%, 03/15/32		350	305,122
NSTAR Electric Co.
3.25%, 05/15/29		1,000	931,047
3.95%, 04/01/30		1,000	937,280
Public Service Electric & Gas Co., 5.20%, 08/01/33		2,410	2,435,050
			11,032,857
Electronic Equipment, Instruments & Components — 0.2%
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27		45	42,545
Keysight Technologies, Inc.
4.60%, 04/06/27		1,250	1,230,399
3.00%, 10/30/29		1,150	1,022,844
Vontier Corp., 2.95%, 04/01/31		1,610	1,324,608
			3,620,396
Energy Equipment & Services — 0.2%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		65	69,123
Security		Par (000)	Value
Energy Equipment & Services (continued)
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(b)	USD	113	$ 119,417
Noble Finance II LLC, 8.00%, 04/15/30(b)		10	10,282
Pentair Finance Sarl
4.50%, 07/01/29		1,580	1,522,404
5.90%, 07/15/32		740	759,120
Valaris Ltd., 8.38%, 04/30/30(b)		30	30,762
			2,511,108
Financial Services — 0.1%
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)		20	20,304
GN Bondco LLC, 9.50%, 10/15/31(b)		220	217,800
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/26(b)		20	19,428
6.00%, 01/15/27(b)		292	287,086
5.13%, 12/15/30(b)		644	574,838
7.13%, 02/01/32(b)		85	83,605
PennyMac Financial Services, Inc., 7.88%, 12/15/29(b)		114	116,691
			1,319,752
Food Products — 0.2%
Kellanova
3.40%, 11/15/27		670	631,754
4.30%, 05/15/28		3,000	2,915,792
			3,547,546
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25		182	178,633
5.75%, 05/20/27		627	592,763
9.38%, 06/01/28(b)		95	96,425
ONE Gas, Inc., 4.25%, 09/01/32		155	146,542
			1,014,363
Ground Transportation — 0.3%
Canadian National Railway Co., 3.85%, 08/05/32		575	528,814
Ryder System, Inc.
6.30%, 12/01/28		1,120	1,166,808
6.60%, 12/01/33		2,140	2,291,317
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32		547	433,864
VT Topco, Inc., 8.50%, 08/15/30(b)		80	83,436
XPO, Inc., 7.13%, 02/01/32(b)		50	50,833
			4,555,072
Health Care Equipment & Supplies — 0.0%
Bausch + Lomb Corp., 8.38%, 10/01/28(b)		125	130,625
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28		140	141,563
			272,188
Health Care Providers & Services — 1.6%
Cencora, Inc.
2.70%, 03/15/31		2,050	1,751,425
4.30%, 12/15/47		1,280	1,089,565
DaVita, Inc., 4.63%, 06/01/30(b)		1,029	905,157
DH Europe Finance II Sarl, 2.60%, 11/15/29		3,710	3,298,355
Elevance Health, Inc., 3.65%, 12/01/27		1,500	1,433,959
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		23	23,517
HCA, Inc.
5.25%, 06/15/26		850	844,825
3.13%, 03/15/27		440	413,432
5.20%, 06/01/28		590	587,804
5.45%, 04/01/31		310	308,534
3.63%, 03/15/32		1,989	1,737,503

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc.
5.60%, 04/01/34	USD	355	$ 353,439
4.63%, 03/15/52		1,555	1,273,176
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(b)		90	94,500
IQVIA, Inc.
5.70%, 05/15/28		2,800	2,820,328
6.25%, 02/01/29		80	82,310
Star Parent, Inc., 9.00%, 10/01/30(b)		30	31,661
Tenet Healthcare Corp., 6.13%, 10/01/28		708	700,035
UnitedHealth Group, Inc.
5.30%, 02/15/30		491	500,431
4.20%, 05/15/32		5,000	4,711,830
4.50%, 04/15/33		640	614,174
5.88%, 02/15/53		200	213,964
5.05%, 04/15/53		1,540	1,465,148
			25,255,072
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc., 6.75%, 05/01/31(b)		585	585,349
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
5.00%, 06/01/29(b)		324	300,183
6.63%, 01/15/32(b)		60	60,000
NCL Corp. Ltd., 5.88%, 03/15/26(b)		302	294,978
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		80	85,217
Viking Cruises Ltd.
7.00%, 02/15/29(b)		236	235,897
9.13%, 07/15/31(b)		108	116,918
			1,678,542
Household Durables — 0.3%
MDC Holdings, Inc., 3.97%, 08/06/61		360	274,251
NVR, Inc., 3.00%, 05/15/30		1,930	1,699,853
PulteGroup, Inc.
5.00%, 01/15/27		1,630	1,622,741
6.38%, 05/15/33		890	938,523
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)		20	16,635
			4,552,003
Household Products — 0.1%
Colgate-Palmolive Co., 3.25%, 08/15/32		50	44,880
Unilever Capital Corp., 1.75%, 08/12/31		2,140	1,723,587
			1,768,467
Industrial Conglomerates — 0.4%
3M Co., 2.38%, 08/26/29		1,330	1,154,878
Trane Technologies Financing Ltd., 3.80%, 03/21/29		4,610	4,358,665
			5,513,543
Insurance — 0.2%
Marsh & McLennan Cos., Inc.
5.45%, 03/15/53		800	796,602
5.70%, 09/15/53		1,030	1,062,819
Stewart Information Services Corp., 3.60%, 11/15/31		618	478,833
Willis North America, Inc., 5.90%, 03/05/54		770	768,207
			3,106,461
IT Services — 0.9%
APX Group, Inc., 5.75%, 07/15/29(b)		98	93,191
Automatic Data Processing, Inc., 1.70%, 05/15/28		5,380	4,797,075
CGI, Inc., 2.30%, 09/14/31		2,370	1,893,622
Security		Par (000)	Value
IT Services (continued)
Cogent Communications Group, Inc., 7.00%, 06/15/27(b)	USD	900	$ 898,758
Fiserv, Inc.
5.45%, 03/02/28		470	474,158
5.60%, 03/02/33		970	978,668
IBM International Capital Pte Ltd., 5.30%, 02/05/54		1,540	1,477,904
International Business Machines Corp., 2.20%, 02/09/27		750	693,640
Mastercard, Inc., 2.00%, 11/18/31		1,450	1,191,314
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)		585	577,210
S&P Global, Inc., 5.25%, 09/15/33(b)		415	419,801
Sabre GLBL, Inc., 11.25%, 12/15/27(b)		158	148,520
Visa, Inc., 3.65%, 09/15/47		630	502,639
			14,146,500
Machinery — 0.1%
Allison Transmission, Inc., 5.88%, 06/01/29(b)		618	608,744
Cummins, Inc., 5.45%, 02/20/54		470	472,578
Hillenbrand, Inc., 6.25%, 02/15/29		160	160,022
Ingersoll Rand, Inc.
5.40%, 08/14/28		255	257,055
5.70%, 08/14/33		95	96,616
Wabash National Corp., 4.50%, 10/15/28(b)		306	279,990
			1,875,005
Media — 0.2%
Cable One, Inc., 4.00%, 11/15/30(b)		149	112,584
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(b)		303	286,385
5.38%, 06/01/29(b)		312	282,163
6.38%, 09/01/29(b)		294	276,218
DirecTV Financing LLC, 8.88%, 02/01/30(b)		60	60,400
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., 5.88%, 08/15/27(b)		943	890,069
Interpublic Group of Cos., Inc. (The), 4.65%, 10/01/28		500	490,186
Nexstar Media Inc., 4.75%, 11/01/28(b)		115	102,114
Paramount Global, 4.20%, 05/19/32		160	130,448
Sirius XM Radio, Inc., 5.50%, 07/01/29(b)		330	312,066
Univision Communications, Inc., 8.00%, 08/15/28(b)		170	170,908
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)		250	213,906
			3,327,447
Metals & Mining — 0.3%
FMG Resources August 2006 Pty Ltd.
5.88%, 04/15/30(b)		897	877,879
6.13%, 04/15/32(b)		417	412,210
Mineral Resources Ltd.
9.25%, 10/01/28(b)		80	83,900
8.50%, 05/01/30(b)		850	872,963
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(b)		329	301,716
Reliance, Inc., 2.15%, 08/15/30		1,680	1,393,922
Steel Dynamics, Inc., 2.40%, 06/15/25		750	720,532
Taseko Mines Ltd., 7.00%, 02/15/26(b)		25	24,617
			4,687,739
Oil, Gas & Consumable Fuels — 0.6%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		60	55,332
Cheniere Energy, Inc., 4.63%, 10/15/28		2,890	2,774,055
Enbridge, Inc., 6.20%, 11/15/30		75	78,625
EQT Corp., 5.70%, 04/01/28		65	65,464

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)	USD	160	$ 164,112
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 04/15/30(b)		306	297,077
8.38%, 11/01/33(b)		280	300,790
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		70	71,265
ONEOK, Inc.
2.20%, 09/15/25		370	352,006
5.85%, 01/15/26		1,000	1,008,886
6.35%, 01/15/31		1,340	1,403,625
7.15%, 01/15/51		430	479,879
Prairie Acquiror LP, 9.00%, 08/01/29(b)		110	110,837
Talos Production, Inc.
9.00%, 02/01/29(b)		45	45,993
9.38%, 02/01/31(b)		60	61,975
Targa Resources Corp., 6.50%, 02/15/53		590	618,600
Venture Global LNG, Inc.
8.13%, 06/01/28(b)		55	55,875
9.50%, 02/01/29(b)		195	207,912
8.38%, 06/01/31(b)		50	50,573
9.88%, 02/01/32(b)		558	587,508
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		193	186,004
Western Midstream Operating LP, 6.35%, 01/15/29		35	36,128
			9,012,521
Passenger Airlines — 0.0%
American Airlines, Inc., 8.50%, 05/15/29(b)		112	117,741
United Airlines, Inc., 4.38%, 04/15/26(b)		60	57,748
			175,489
Pharmaceuticals — 0.6%
Bausch Health Cos., Inc.
6.13%, 02/01/27(b)		494	316,128
11.00%, 09/30/28(b)		265	178,212
Bristol-Myers Squibb Co., 5.55%, 02/22/54		255	258,023
Jazz Securities DAC, 4.38%, 01/15/29(b)		700	644,899
Merck & Co., Inc.
2.15%, 12/10/31		1,550	1,283,994
5.00%, 05/17/53		340	329,524
Novartis Capital Corp., 2.20%, 08/14/30		3,030	2,605,041
Zoetis, Inc.
3.00%, 09/12/27		640	598,486
2.00%, 05/15/30		2,820	2,366,592
			8,580,899
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)		195	176,709
CBRE Services, Inc.
4.88%, 03/01/26		500	494,425
5.95%, 08/15/34		1,830	1,846,786
Essential Properties LP, 2.95%, 07/15/31		380	297,676
Howard Hughes Corp. (The), 5.38%, 08/01/28(b)		320	301,795
			3,117,391
Retail REITs — 0.0%
Realty Income Corp., 4.75%, 02/15/29		530	518,538
Semiconductors & Semiconductor Equipment — 1.2%
Broadcom, Inc., 3.75%, 02/15/51(b)		2,660	1,988,679
Intel Corp., 4.88%, 02/10/28		1,610	1,606,289
Lam Research Corp., 1.90%, 06/15/30		3,810	3,195,951
Marvell Technology, Inc., 5.95%, 09/15/33		65	67,138
NVIDIA Corp.
1.55%, 06/15/28		600	531,306
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.
2.00%, 06/15/31	USD	4,490	$ 3,750,397
3.70%, 04/01/60		1,580	1,240,704
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		850	857,531
Texas Instruments, Inc.
1.90%, 09/15/31		459	378,882
3.65%, 08/16/32		3,545	3,257,313
4.90%, 03/14/33		790	791,037
TSMC Arizona Corp., 3.25%, 10/25/51		810	611,793
			18,277,020
Software — 0.9%
Adobe, Inc., 2.30%, 02/01/30		3,570	3,117,808
Cloud Software Group, Inc.
6.50%, 03/31/29(b)		312	290,553
9.00%, 09/30/29(b)		190	177,329
Electronic Arts, Inc., 1.85%, 02/15/31		1,000	813,907
Intuit, Inc.
1.35%, 07/15/27		1,000	892,377
1.65%, 07/15/30		4,690	3,846,987
5.20%, 09/15/33		300	303,106
5.50%, 09/15/53		95	97,705
MicroStrategy, Inc., 6.13%, 06/15/28(b)		121	116,668
Oracle Corp., 4.10%, 03/25/61		440	322,779
ServiceNow, Inc., 1.40%, 09/01/30		3,000	2,406,708
Workday, Inc., 3.80%, 04/01/32		1,820	1,645,085
			14,031,012
Specialty Retail — 0.3%
Academy Ltd., 6.00%, 11/15/27(b)		116	114,830
Bath & Body Works, Inc.
6.95%, 03/01/33		182	177,181
6.88%, 11/01/35		303	303,152
Foot Locker, Inc., 4.00%, 10/01/29(b)		164	138,783
Gap, Inc. (The), 3.63%, 10/01/29(b)		51	43,079
Home Depot, Inc. (The)
1.50%, 09/15/28		1,050	914,797
1.88%, 09/15/31		1,420	1,150,256
3.35%, 04/15/50		940	680,424
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)		30	30,618
Lowe’s Cos., Inc., 1.70%, 09/15/28		1,150	999,095
			4,552,215
Technology Hardware, Storage & Peripherals — 0.1%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31		226	196,148
EquipmentShare.com, Inc., 9.00%, 05/15/28(b)		65	66,607
NCR Atleos Corp., 9.50%, 04/01/29(b)		135	142,802
Seagate HDD Cayman
8.25%, 12/15/29(b)		261	279,663
9.63%, 12/01/32		771	871,307
Western Digital Corp., 4.75%, 02/15/26		300	293,195
Xerox Holdings Corp., 5.50%, 08/15/28(b)		344	311,080
			2,160,802
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc.
7.35%, 11/27/28		1,640	1,715,444
7.70%, 11/27/30		290	307,501
7.85%, 11/27/33		780	843,762
			2,866,707

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Trading Companies & Distributors — 0.0%
Fortress Transportation & Infrastructure Investors LLC, 7.88%, 12/01/30(b)	USD	95	$ 99,607
GATX Corp., 3.50%, 06/01/32		350	302,697
			402,304
Wireless Telecommunication Services — 0.0%
Rogers Communications, Inc., 3.20%, 03/15/27		350	329,551
Vodafone Group PLC, 7.00%, 04/04/79		350	358,654
			688,205
Total Corporate Bonds — 17.7% (Cost: $283,089,309)			278,551,074
	Shares
Investment Companies(e)
Equity Funds — 2.4%
iShares MSCI India ETF	88,174	4,510,982
iShares Russell 1000 Value ETF	192,434	32,956,247
		37,467,229
Total Investment Companies — 2.4% (Cost: $34,403,607)		37,467,229
Preferred Securities
Preferred Stocks — 0.2%
Banks — 0.0%
Banco Bradesco SA	100	276
Bancolombia SA	24,294	197,447
		197,723
Chemicals — 0.1%
Braskem SA(a)	272,966	1,149,828
Electric Utilities — 0.1%
Cia Energetica de Minas Gerais	115,268	276,628
Companhia Paranaense de Energia, Class B	249,670	514,297
Energisa SA	7,128	12,159
		803,084
Electrical Equipment — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B	10,206	506,142
Machinery — 0.0%
Marcopolo SA	58,438	102,508
Randon SA Implementos e Participacoes	14,162	31,566
		134,074
Metals & Mining — 0.0%
Gerdau SA	68,717	297,754
Passenger Airlines — 0.0%
Azul SA(a)	98,461	238,670
Total Preferred Securities — 0.2% (Cost: $3,603,990)		3,327,275
		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 8.0%
Fannie Mae Mortgage-Backed Securities
1.50%, 02/01/37 - 04/01/52	USD	2,232	1,713,857
2.00%, 04/01/37 - 01/01/52		31,666	25,457,290
2.50%, 06/01/37 - 07/01/51		7,182	5,970,164
3.00%, 09/01/34 - 04/01/52		2,000	1,780,302
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities
4.00%, 11/01/37 - 08/01/52	USD	1,171	$ 1,090,727
4.50%, 09/01/52 - 08/01/53		196	187,688
5.00%, 04/01/53 - 06/01/53		891	865,143
5.50%, 02/01/53		464	465,057
6.00%, 07/01/53 - 09/01/53		506	512,912
6.50%, 11/01/53 - 02/01/54		538	554,381
Freddie Mac Mortgage-Backed Securities
1.50%, 03/01/37		167	143,778
2.00%, 04/01/37		855	754,756
2.50%, 05/01/37 - 07/01/51		4,183	3,479,464
3.00%, 07/01/50		36	30,946
4.00%, 02/01/38 - 02/01/53		904	836,479
4.50%, 08/01/52 - 08/01/53		64	60,446
5.00%, 04/01/53		281	272,336
5.50%, 01/01/53 - 10/01/53		1,678	1,663,299
6.00%, 08/01/53		433	440,041
6.50%, 10/01/53 - 02/01/54		394	401,859
Ginnie Mae Mortgage-Backed Securities
1.50%, 03/01/54(f)		100	77,535
2.00%, 10/20/51 - 03/01/54(f)		5,409	4,402,768
2.50%, 07/20/51 - 03/01/54(f)		13,960	11,820,451
3.00%, 11/20/46 - 03/01/54(f)		12,884	11,299,837
3.50%, 03/20/50 - 03/01/54(f)		7,664	6,941,794
4.00%, 01/20/50 - 03/01/54(f)		5,763	5,369,302
4.50%, 03/20/49 - 03/01/54(f)		4,825	4,609,994
5.00%, 04/20/53 - 03/01/54(f)		3,205	3,129,887
5.50%, 12/20/52 - 03/01/54(f)		1,482	1,474,343
6.00%, 09/20/53 - 03/01/54(f)		1,124	1,130,033
6.50%, 11/20/53 - 03/01/54(f)		760	770,161
Uniform Mortgage-Backed Securities
1.50%, 03/01/39 - 03/01/54(f)		2,189	1,736,049
2.00%, 03/01/39(f)		711	627,353
2.50%, 03/01/39 - 03/01/54(f)		2,625	2,358,406
3.00%, 03/01/39 - 03/01/54(f)		3,000	2,736,674
3.50%, 03/01/39 - 03/01/54(f)		1,775	1,621,317
4.00%, 03/01/39 - 03/01/54(f)		1,450	1,357,672
4.50%, 03/01/54(f)		100	94,653
5.00%, 03/01/54(f)		13,375	12,969,577
5.50%, 03/01/54(f)		1,200	1,187,007
6.00%, 03/01/54(f)		1,350	1,355,561
6.50%, 03/01/54(f)		1,125	1,144,671
			124,895,970
Total U.S. Government Sponsored Agency Securities — 8.0% (Cost: $133,178,063)			124,895,970
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40		23,000	14,192,617
2.25%, 05/15/41 - 02/15/52		46,000	31,306,719
2.38%, 02/15/42		10,000	7,348,437
4.38%, 08/15/43		9,100	8,909,469
3.00%, 02/15/47		5,000	3,906,055
3.38%, 11/15/48		2,600	2,160,133
U.S. Treasury Notes
0.25%, 09/30/25		38,000	35,402,343
2.50%, 03/31/27		35,000	33,094,141
1.88%, 02/28/29 - 02/15/32		33,000	28,563,476

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
2.38%, 05/15/29	USD	16,000	$ 14,594,375
0.63%, 08/15/30		5,000	3,980,469
Total U.S. Treasury Obligations — 11.7% (Cost: $211,067,475)			183,458,234
Total Long-Term Investments — 99.1% (Cost: $1,352,590,564)			1,554,947,595
	Shares
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(e)(g)	33,376,064	33,376,064
SL Liquidity Series, LLC, Money Market Series, 5.98%(e)(g)(h)	1,600,638	1,601,278
		34,977,342
		Par (000)
U.S. Treasury Obligations(i) — 0.2%
U.S. Treasury Bills, 5.28%, 04/23/24	USD	3,500	3,472,768
Total Short-Term Securities — 2.5% (Cost: $38,450,382)			38,450,110
Total Investments Before TBA Sale Commitments — 101.6% (Cost: $1,391,040,946)			1,593,397,705
Security		Par (000)	Value
TBA Sale Commitments(f)
Mortgage-Backed Securities — (0.8)%
Uniform Mortgage-Backed Securities
2.50%, 03/01/39	USD	(500)	$ (453,269)
5.00%, 03/01/54		(11,500)	(11,151,412)
6.00%, 03/01/54		(450)	(451,877)
6.50%, 03/01/54		(325)	(330,683)
Total TBA Sale Commitments — (0.8)% (Proceeds: $(12,409,554))			(12,387,241)
Total Investments Net of TBA Sale Commitments — 100.8% (Cost: $1,378,631,392)			1,581,010,464
Liabilities in Excess of Other Assets — (0.8)%			(12,219,140)
Net Assets — 100.0%			$ 1,568,791,324
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Represents or includes a TBA transaction.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(i)	Rates are discount rates or a range of discount rates as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares/ Investment Value Held at 02/29/24	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 23,714,417	$ 9,661,647(a)	$ —	$ —	$ —	$ 33,376,064	33,376,064	$ 1,253,123	$ —
iShares MSCI India ETF	4,331,004	619,991	(1,272,193)	(51,827)	884,007	4,510,982	88,174	8,316	—
iShares Russell 1000 Value ETF	28,599,541	—	—	—	4,356,706	32,956,247	192,434	495,513	—
SL Liquidity Series, LLC, Money Market Series	—	1,601,245(a)	—	25	8	1,601,278	1,600,638	2,435(b)	—
				$ (51,802)	$ 5,240,721	$ 72,444,571		$ 1,759,387	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Sustainable Balanced Fund, Inc.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	310	03/15/24	$ 16,397	$ 1,081,451
U.S. Treasury Notes (2 Year)	425	06/28/24	87,019	26,914
				1,108,365
Short Contracts
S&P/Toronto Stock Exchange 60 Index	6	03/14/24	1,141	(55,897)
Mini MSCI EAFE Index	191	03/15/24	21,849	(1,074,015)
Mini MSCI Emerging Markets Index	207	03/15/24	10,524	(171,754)
S&P 500 E-Mini Index	213	03/15/24	54,355	(3,437,739)
U.S. Treasury Long-Term Bonds	265	06/18/24	31,601	(25,575)
U.S. Treasury Notes (10 Year)	221	06/18/24	24,407	7,963
U.S. Ultra Treasury Bonds	384	06/18/24	49,104	(12,999)
U.S. Ultra Treasury Bonds (10 Year)	198	06/18/24	22,606	(52,975)
U.S. Treasury Notes (5 Year)	123	06/28/24	13,149	(1,719)
				(4,824,710)
				$ (3,716,345)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	458,359	EUR	419,200	Deutsche Bank AG	03/20/24	$ 4,919
USD	449,907	GBP	353,700	Barclays Bank PLC	03/20/24	3,377
USD	670,004	JPY	96,699,400	JPMorgan Chase Bank N.A.	03/21/24	22,869
						$31,165
AUD	22,858,508	USD	15,408,349	BNP Paribas SA	03/20/24	(540,957)
AUD	11,484,213	USD	7,488,970	Goldman Sachs International	03/20/24	(19,529)
AUD	11,484,214	USD	7,488,971	Goldman Sachs International	03/20/24	(19,529)
AUD	23,149,066	USD	15,496,649	HSBC Bank PLC	03/20/24	(440,276)
CAD	20,503,680	USD	15,203,785	HSBC Bank PLC	03/20/24	(91,450)
EUR	26,551,912	USD	29,044,677	Morgan Stanley & Co. International PLC	03/20/24	(324,015)
						$(1,435,756)
						$ (1,404,591)

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.N.A.HY.41.V1	5.00%	Quarterly	12/20/28	USD	12,905	$ (947,917)	$ (769,977)	$ (177,940)
CDX.N.A.IG.41.V1	1.00	Quarterly	12/20/28	USD	75,000	(1,697,577)	(997,292)	(700,285)
						$ (2,645,494)	$ (1,767,269)	$ (878,225)

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Sustainable Balanced Fund, Inc.
OTC Total Return Swaps
Paid by the Fund			Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SOFR minus 0.02%, 5.32%	Quarterly	MSCI ACWI ESG Universal Index	Quarterly	BNP Paribas SA	04/03/24	USD	122,421	$ 7,157,226	$ —	$ 7,157,226
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 5,468,276	$ 4,010,400	$ —	$ 9,478,676
Air Freight & Logistics	58,604	1,233,013	—	1,291,617
Automobile Components	448,997	328,168	—	777,165
Automobiles	2,537,228	11,876,430	—	14,413,658
Banks	18,028,902	49,994,389	—	68,023,291
Beverages	19,419,077	2,971,071	—	22,390,148
Biotechnology	12,810,808	2,138,293	—	14,949,101
Broadline Retail	32,922,859	3,927,925	—	36,850,784
Building Products	1,905,711	—	—	1,905,711
Capital Markets	11,948,541	5,645,807	—	17,594,348
Chemicals	1,827,648	6,113,626	—	7,941,274
Commercial Services & Supplies	2,116,846	18,912	—	2,135,758
Communications Equipment	133,048	472,357	—	605,405
Construction & Engineering	11,717,454	1,707,092	—	13,424,546
Construction Materials	—	222,420	—	222,420
Consumer Finance	10,583,897	—	—	10,583,897
Consumer Staples Distribution & Retail	11,890,087	2,857,317	—	14,747,404
Containers & Packaging	348,622	—	—	348,622
Diversified Consumer Services	809,976	—	—	809,976
Diversified Telecommunication Services	41,140	2,606,578	—	2,647,718
Electric Utilities	808,542	8,377,070	—	9,185,612
Electrical Equipment	634,381	9,954,251	—	10,588,632

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Sustainable Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$ 7,254,805	$ 1,703,072	$ —	$ 8,957,877
Energy Equipment & Services	710,429	—	—	710,429
Entertainment	6,132,065	574,141	—	6,706,206
Financial Services	26,644,467	2,999,692	—	29,644,159
Food Products	5,821,961	10,160,786	—	15,982,747
Gas Utilities	2,054,729	68,206	—	2,122,935
Ground Transportation	853,412	186,109	—	1,039,521
Health Care Equipment & Supplies	15,990,717	597,010	—	16,587,727
Health Care Providers & Services	15,581,415	347,802	—	15,929,217
Health Care Technology	151,994	—	—	151,994
Hotel & Resort REITs	202	—	—	202
Hotels, Restaurants & Leisure	14,858,594	4,750,793	—	19,609,387
Household Durables	2,229,601	5,828,516	—	8,058,117
Household Products	15,419,407	—	—	15,419,407
Independent Power and Renewable Electricity Producers	462,559	470,620	—	933,179
Industrial Conglomerates	17,393,613	11,198,562	—	28,592,175
Industrial REITs	819,344	1,165,520	—	1,984,864
Insurance	11,417,975	10,070,231	—	21,488,206
Interactive Media & Services	36,964,943	8,105,716	—	45,070,659
IT Services	9,703,453	235,347	—	9,938,800
Leisure Products	—	926,492	—	926,492
Life Sciences Tools & Services	7,334,887	50,094	—	7,384,981
Machinery	7,158,596	3,425,199	—	10,583,795
Marine Transportation	—	6,612,660	—	6,612,660
Media	3,132,824	76,739	—	3,209,563
Metals & Mining	5,774,139	6,737,144	—	12,511,283
Multi-Utilities	21,312	4,551,662	—	4,572,974
Oil, Gas & Consumable Fuels	40,868,558	3,663,924	—	44,532,482
Paper & Forest Products	26,925	—	—	26,925
Passenger Airlines	1,796,876	2,151,416	—	3,948,292
Personal Care Products	654,623	1,730,553	—	2,385,176
Pharmaceuticals	30,789,329	24,824,554	—	55,613,883
Professional Services	1,341,003	3,912,363	—	5,253,366
Real Estate Management & Development	1,522,673	6,959,951	—	8,482,624
Residential REITs	709,167	—	—	709,167
Retail REITs	537,417	79,055	—	616,472
Semiconductors & Semiconductor Equipment	58,663,079	17,446,720	—	76,109,799
Software	74,535,657	10,054,783	—	84,590,440
Specialized REITs	1,700,183	—	—	1,700,183
Specialty Retail	11,973,955	5,453,307	—	17,427,262
Technology Hardware, Storage & Peripherals	54,951,069	546,770	—	55,497,839
Textiles, Apparel & Luxury Goods	2,396,898	5,035,072	—	7,431,970
Trading Companies & Distributors	—	1,297,088	—	1,297,088
Transportation Infrastructure	794,557	706,239	—	1,500,796
Water Utilities	—	847,784	—	847,784
Wireless Telecommunication Services	364,656	3,266,290	—	3,630,946
Corporate Bonds	—	278,521,462	29,612	278,551,074
Investment Companies	37,467,229	—	—	37,467,229
Preferred Securities
Preferred Stocks	2,789,567	537,708	—	3,327,275
U.S. Government Sponsored Agency Securities	—	124,895,970	—	124,895,970
U.S. Treasury Obligations	—	183,458,234	—	183,458,234
Short-Term Securities
Money Market Funds	33,376,064	—	—	33,376,064
U.S. Treasury Obligations	—	3,472,768	—	3,472,768
Liabilities
TBA Sale Commitments	—	(12,387,241)	—	(12,387,241)
	$ 717,607,572	$ 861,772,002	$ 29,612	1,579,409,186
Investments valued at NAV(a)				1,601,278
				$ 1,581,010,464

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Sustainable Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 1,081,451	$ 7,157,226	$ —	$ 8,238,677
Foreign Currency Exchange Contracts	—	31,165	—	31,165
Interest Rate Contracts	34,877	—	—	34,877
Liabilities
Credit Contracts	—	(878,225)	—	(878,225)
Equity Contracts	(4,739,405)	—	—	(4,739,405)
Foreign Currency Exchange Contracts	—	(1,435,756)	—	(1,435,756)
Interest Rate Contracts	(93,268)	—	—	(93,268)
	$ (3,716,345)	$ 4,874,410	$ —	$ 1,158,065
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
LP	Limited Partnership
MTN	Medium-Term Note
NVS	Non-Voting Shares
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced